Schedule of Investments (unaudited)
February 28, 2026
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 Franklin U.S. Large Cap Equity Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 95.0%
Communication Services — 11.0%
Diversified Telecommunication Services — 2.0%
AT&T Inc.	125,538	$3,516,319
Comcast Corp., Class A Shares	108,233	3,350,894
Verizon Communications Inc.	57,960	2,906,115
Total Diversified Telecommunication Services		9,773,328
Entertainment — 0.5%
Electronic Arts Inc.	8,815	1,768,025
Netflix Inc.	5,260	506,222 *
Total Entertainment		2,274,247
Interactive Media & Services — 8.5%
Alphabet Inc., Class A Shares	47,202	14,715,696
Alphabet Inc., Class C Shares	38,736	12,063,552
Match Group Inc.	66,714	2,108,162
Meta Platforms Inc., Class A Shares	19,059	12,353,663
Total Interactive Media & Services		41,241,073
Media — 0.0%††
Versant Media Group Inc.	4,329	144,242 *

Total Communication Services		53,432,890
Consumer Discretionary — 10.4%
Automobiles — 2.6%
Ford Motor Co.	205,880	2,900,849
General Motors Co.	46,647	3,671,585
Tesla Inc.	15,627	6,290,024 *
Total Automobiles		12,862,458
Broadline Retail — 3.0%
Amazon.com Inc.	59,860	12,570,600 *
Macy’s Inc.	106,495	2,106,471
Total Broadline Retail		14,677,071
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings Inc.	615	2,607,200
Boyd Gaming Corp.	5,399	449,359
Expedia Group Inc.	9,656	2,082,703
Total Hotels, Restaurants & Leisure		5,139,262
Specialty Retail — 2.4%
Best Buy Co. Inc.	31,536	1,954,286
Home Depot Inc.	1,294	492,652
Lowe’s Cos. Inc.	12,280	3,248,920
TJX Cos. Inc.	22,616	3,656,102
Ulta Beauty Inc.	3,335	2,283,775 *
Total Specialty Retail		11,635,735
Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.	30,475	2,764,387 *
Tapestry Inc.	22,555	3,506,626
Total Textiles, Apparel & Luxury Goods		6,271,013

Total Consumer Discretionary		50,585,539
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 6.2%
Beverages — 0.2%
Boston Beer Co. Inc., Class A Shares	3,638	$825,026 *
Consumer Staples Distribution & Retail — 3.5%
Albertsons Cos. Inc., Class A Shares	107,934	1,932,018
Costco Wholesale Corp.	735	742,931
Dollar General Corp.	6,716	1,049,308
Dollar Tree Inc.	25,519	3,227,643 *
Kroger Co.	41,154	2,808,349
Walmart Inc.	56,284	7,201,538
Total Consumer Staples Distribution & Retail		16,961,787
Food Products — 0.5%
Archer-Daniels-Midland Co.	38,497	2,657,833
Household Products — 1.3%
Colgate-Palmolive Co.	23,780	2,357,549
Procter & Gamble Co.	24,772	4,141,878
Total Household Products		6,499,427
Tobacco — 0.7%
Altria Group Inc.	51,093	3,527,461

Total Consumer Staples		30,471,534
Energy — 2.8%
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	104,547	3,175,092
Chevron Corp.	27,709	5,174,933
Devon Energy Corp.	70,144	3,053,368
Exxon Mobil Corp.	14,550	2,218,875

Total Energy		13,622,268
Financials — 11.3%
Banks — 2.8%
Bank of America Corp.	81,908	4,081,476
Citigroup Inc.	38,794	4,274,711
JPMorgan Chase & Co.	17,862	5,363,958
Total Banks		13,720,145
Capital Markets — 3.4%
Bank of New York Mellon Corp.	30,063	3,580,503
Goldman Sachs Group Inc.	5,472	4,703,567
Morgan Stanley	14,667	2,442,202
SEI Investments Co.	24,737	2,011,613
State Street Corp.	14,114	1,815,343
T. Rowe Price Group Inc.	22,842	2,161,539
Total Capital Markets		16,714,767
Financial Services — 4.6%
Berkshire Hathaway Inc., Class B Shares	9,879	4,988,401 *
Mastercard Inc., Class A Shares	9,599	4,964,699
MGIC Investment Corp.	82,461	2,187,690
PayPal Holdings Inc.	34,137	1,577,471
Visa Inc., Class A Shares	19,627	6,283,388
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Western Union Co.	237,482	$2,286,951
Total Financial Services		22,288,600
Insurance — 0.5%
American International Group Inc.	31,128	2,505,493

Total Financials		55,229,005
Health Care — 10.1%
Biotechnology — 5.1%
AbbVie Inc.	25,546	5,928,716
Amgen Inc.	10,436	4,050,838
Biogen Inc.	8,710	1,670,752 *
Exelixis Inc.	65,030	2,865,222 *
Gilead Sciences Inc.	27,797	4,140,363
Halozyme Therapeutics Inc.	38,577	2,682,259 *
Regeneron Pharmaceuticals Inc.	4,447	3,476,086
Total Biotechnology		24,814,236
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	12,367	1,438,901
IDEXX Laboratories Inc.	4,117	2,703,757 *
Total Health Care Equipment & Supplies		4,142,658
Health Care Providers & Services — 2.1%
Cardinal Health Inc.	15,190	3,482,004
HCA Healthcare Inc.	6,185	3,276,195
McKesson Corp.	3,620	3,574,279
Total Health Care Providers & Services		10,332,478
Life Sciences Tools & Services — 0.3%
Medpace Holdings Inc.	3,491	1,577,094 *
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	57,355	3,577,231
Eli Lilly & Co.	2,848	2,996,068
Johnson & Johnson	6,673	1,657,773
Total Pharmaceuticals		8,231,072

Total Health Care		49,097,538
Industrials — 7.6%
Aerospace & Defense — 3.4%
General Dynamics Corp.	8,401	2,999,577
General Electric Co.	17,458	5,975,175
L3Harris Technologies Inc.	3,074	1,120,596
Lockheed Martin Corp.	5,174	3,404,906
RTX Corp.	16,247	3,291,967
Total Aerospace & Defense		16,792,221
Building Products — 0.4%
Allegion PLC	11,868	1,912,528
Ground Transportation — 1.4%
Lyft Inc., Class A Shares	120,528	1,668,108 *
Ryder System Inc.	10,724	2,376,009
Uber Technologies Inc.	38,778	2,924,637 *
Total Ground Transportation		6,968,754
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 1.2%
Caterpillar Inc.	6,993	$5,194,610
Mueller Industries Inc.	5,057	596,524
Total Machinery		5,791,134
Passenger Airlines — 0.2%
United Airlines Holdings Inc.	8,325	884,948 *
Trading Companies & Distributors — 1.0%
Fastenal Co.	45,129	2,077,739
Ferguson Enterprises Inc.	10,571	2,756,494
Total Trading Companies & Distributors		4,834,233

Total Industrials		37,183,818
Information Technology — 30.8%
Communications Equipment — 0.7%
Cisco Systems Inc.	45,952	3,651,346
Semiconductors & Semiconductor Equipment — 12.9%
Advanced Micro Devices Inc.	2,209	442,264 *
Broadcom Inc.	28,564	9,127,626
Cirrus Logic Inc.	4,174	589,035 *
KLA Corp.	1,764	2,689,306
Lam Research Corp.	22,487	5,259,485
Micron Technology Inc.	16,106	6,641,631
NVIDIA Corp.	187,758	33,268,840
QUALCOMM Inc.	22,884	3,257,766
Skyworks Solutions Inc.	28,607	1,704,405
Total Semiconductors & Semiconductor Equipment		62,980,358
Software — 9.9%
Adobe Inc.	11,256	2,953,687 *
AppLovin Corp., Class A Shares	5,790	2,517,318 *
DocuSign Inc.	27,198	1,225,814 *
Dropbox Inc., Class A Shares	86,446	2,160,285 *
Intuit Inc.	5,258	2,150,680
Microsoft Corp.	55,336	21,732,661
Oracle Corp.	3,317	482,292
Palantir Technologies Inc., Class A Shares	26,058	3,574,897 *
Pegasystems Inc.	44,388	1,941,087
RingCentral Inc., Class A Shares	81,634	2,975,559 *
Salesforce Inc.	10,577	2,060,294
Teradata Corp.	75,420	2,374,976 *
Zoom Communications Inc., Class A Shares	28,069	2,075,422 *
Total Software		48,224,972
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	117,786	31,116,705
Western Digital Corp.	15,740	4,402,478
Total Technology Hardware, Storage & Peripherals		35,519,183

Total Information Technology		150,375,859
Materials — 3.0%
Chemicals — 1.1%
CF Industries Holdings Inc.	26,474	2,635,222
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Chemicals — continued
	Corteva Inc.	33,948	$2,719,914
Total Chemicals			5,355,136
Containers & Packaging — 0.5%
	Crown Holdings Inc.	21,341	2,445,678
Metals & Mining — 1.4%
	Anglogold Ashanti PLC	17,796	2,273,795
	Newmont Corp.	35,845	4,659,850
Total Metals & Mining			6,933,645

Total Materials			14,734,459
Real Estate — 1.0%
Residential REITs — 0.6%
	Sun Communities Inc.	19,266	2,629,038
Specialized REITs — 0.4%
	VICI Properties Inc.	70,123	2,118,416

Total Real Estate			4,747,454
Utilities — 0.8%
Electric Utilities — 0.8%
	Duke Energy Corp.	4,280	560,038
	NRG Energy Inc.	14,868	2,660,777
	Southern Co.	5,410	526,826

Total Utilities			3,747,641
Total Investments before Short-Term Investments (Cost — $326,323,850)			463,228,005
	Rate
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,892,708)	3.562%	5,892,708	5,892,708 (a)
Total Investments — 96.2% (Cost — $332,216,558)			469,120,713
Other Assets in Excess of Liabilities — 3.8%			18,358,450
Total Net Assets — 100.0%			$487,479,163

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$463,228,005	—	—	$463,228,005
Short-Term Investments†	5,892,708	—	—	5,892,708
Total Investments	$469,120,713	—	—	$469,120,713

†	See Schedule of Investments for additional detailed categorizations.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report